Taxes - Income Tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Taxes
Accounting Loss before income taxes	$ (35,767)	$ (6,125)
Canadian Statutory tax rate	23.00%	25.00%
Expected income tax recovery based on statutory rates	$ (8,226)	$ (1,531)
Increase (decrease) in taxes resulting from:
Non-deductible items	1,046	16
Tax on dispositions	813
Change in tax rates and subsidiary rate differential	82	77
Revaluation of tax estimates	1,344
Change in unrecognized deferred tax assets	3,875	1,667
Other items	336
Total	$ (730)	$ 229